Bank Premises and Equipment	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment
(5)	Bank Premises and Equipment

Bank premises and equipment, net were comprised of the following as of December 31, 2012 and 2011:

	2012	2011
Land improvements	$536	453
Buildings	5,728	6,042
Equipment, furniture and fixtures	4,678	4,652

	10,942	11,147
Less accumulated depreciation	(6,309)	(6,290)

	4,633	4,857
Land	1,680	1,680

Bank premises and equipment, net	$6,313	6,537